CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
OPERATING REVENUES	$ 589,009	$ 468,101	$ 359,677
OPERATING EXPENSES:
Voyage expenses	(13,503)	(10,765)	(7,928)
Vessel operating expenses	(123,356)	(119,127)	(88,271)
Depreciation	(143,938)	(106,178)	(77,045)
Amortization of deferred drydocking and special survey costs	(6,070)	(5,800)	(7,426)
Impairment loss	(129,630)		(71,509)
General and administrative expenses	(20,379)	(21,028)	(23,255)
Gain on sale of vessels	830		1,916
Income from operations	152,963	205,203	86,159
OTHER INCOME (EXPENSES):
Interest income	1,642	1,304	964
Interest expense	(87,340)	(55,124)	(41,158)
Other finance expenses	(18,107)	(14,581)	(6,055)
Other income/(expenses), net	811	(1,986)	(5,070)
Unrealized and realized losses on derivatives	(155,173)	(121,379)	(137,181)
Total Other Expenses, net	(258,167)	(191,766)	(188,500)
Net (Loss)/Income	(105,204)	13,437	(102,341)
(LOSS)/ EARNINGS PER SHARE
Basic and diluted net (loss)/income per share (in dollars per share)	$ (0.96)	$ 0.12	$ (1.36)
Basic and diluted weighted average number of shares (in shares)	109,612,737	109,045,468	75,435,716
Other Comprehensive (Loss)/Income
Change in fair value of financial instruments qualifying for hedge accounting	40,536	29,766	(94,093)
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(3,511)	(29,745)	(38,031)
Reclassification of unrealized losses/(gains) to earnings	65,809	(19,560)	19,651
Total Other Comprehensive Income/(Loss)	102,834	(19,539)	(112,473)
Comprehensive Loss	$ (2,370)	$ (6,102)	$ (214,814)